Submission	Jun. 26, 2026
Submission [Line Items]
Central Index Key	0000736772
Registrant Name	CNB FINANCIAL CORP/PA
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES